SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATE

Translation of amounts from SGD into HKD has been made at the following exchange rates for the followings:

	Years ended March 31,
	2022	2023	2024
	(SGD to HKD)	(SGD to HKD)	(SGD to HKD)

Year-end exchange rate	5.7843	5.9026	5.7990
Annual average exchange rate	5.7720	5.7090	5.8186

SCHEDULE OF PROPERTY PLANT AND EQUIPMENT USEFUL LIFE
Expected useful life
Office equipment	5 years